Real Estate - Schedule of Real Estate (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Real Estate [Abstract]
Land Held for Development	$ 28,531,000	$ 9,532,800	$ 9,707,800
Construction in Progress	6,366,500	9,042,700	12,879,600
Held for Sale	771,500	1,794,800	2,239,300
Real estate	$ 35,669,000	$ 20,370,300	$ 24,826,700